UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                           FORM 10-D/A

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
               December 12, 2015 to January 12, 2016

     Commission File Number of issuing entity: 333-177354-01
       Central Index Key Number of issuing entity: 0001544629

                 UBS Commercial Mortgage Trust 2012-C1
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-177354
         Central Index Key Number of depositor: 0001532799

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

          Central Index Key Number of sponsor: 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0000312070
                        Barclays Bank PLC
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001548405
         Starwood Mortgage Funding II LLC (formerly known
              as Archetype Mortgage Funding II LLC)
       (Exact name of sponsor as specified in its charter)

                Alfred Fernandez  (212) 713-3781
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 45-5186367
                  Upper Tier Remic 45-5480507
                   Grantor Trust 46-6155120
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable
Class A-S           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

EXPLANATORY NOTE

         This Form 10-D/A amends the registrant's Asset-Backed Issuer Distribution Report on Form 10-D dated January 22, 2016 and filed by the Registrant on January 22, 2016. The purpose of this amendment is to replace the monthly report that was inadvertently filed as
         Exhibit 99.1 to the original Form 10-D with the monthly report distributed to holders of UBS Commercial Mortgage Trust 2012-C1 attached hereto as Exhibit 99.1. No other changes have been made to the original Form 10-D other than the replacement of the exhibit described above.

Part II - OTHER INFORMATION

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             (99.1) Monthly Report distributed to holders of UBS Commercial Mortgage Trust 2012-C1, relating to the January 12, 2016 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ David Schell
Name:  David Schell
Title: Executive Director


/s/ Siho Ham
Name:  Siho Ham
Title: Director

Date:    January 29, 2016


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2012-C1, relating to the January 12, 2016 distribution.